Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	We have developed and implemented a cybersecurity risk management program designed to protect the confidentiality, integrity and availability of our critical systems and information. To protect our systems and information from cybersecurity threats, we use a variety of security tools and techniques, including endpoint detection and response (“EDR”), email security and anti-phishing , multi-factor authentication (“MFA”), security event monitoring (“SIEM”), DNS protection, and data loss prevention (“DLP”), to prevent, detect, investigate, contain, escalate and recover from identified vulnerabilities and security incidents. We have commenced a formal ISO 27001 certification process, which is expected to be completed during the third quarter of 2026.

Our cybersecurity risk management program is based on the CIS Controls v8 Implementation Group 1 (“IG1”) framework and is overseen by a dedicated CISO function. The program includes an information security policy that outlines our information security practices and procedures to maintain investor confidence and to protect the confidentiality, integrity and availability of the information we handle. Cybersecurity risks are reported to senior management on a regular basis, and the Company is in the process of establishing a Board-level cybersecurity oversight committee.

We have engaged OFEK DIST Ltd. to provide CISO as a service, security operations, and management of our cybersecurity controls. Our CISO function is managed by the CISO Department within the Cyber Division of OFEK DIST Ltd., whose team holds professional cybersecurity certifications and has extensive experience in cybersecurity risk management for organizations in regulated industries. OFEK DIST Ltd. is ISO 27001 certified.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our cybersecurity risk management program is
Cybersecurity Risk Board of Directors Oversight [Text Block]	As of the date of this annual report on Form 20-F, we are not aware of any past or potential material cybersecurity threats to our business strategy, results of operations, and financial condition.